Investments - Results of Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenues and other operating income	$ 3,355	$ 2,976	$ 2,721
Equity income (loss)	4	9	9
Consolidated structured entities
Disclosure of subsidiaries [line items]
Revenues and other operating income	22	24	19
Operating expense	(18)	(15)	(10)
Equity income (loss)	$ 4	$ 9	$ 9